UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period: February 28, 2018

Item 1. Schedule of Investments.

Zacks All-Cap Core Fund

Schedule of Investments

As of February 28, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 99.7%
	Basic Materials – 3.7%
19,206	Barrick Gold Corp.[1]	$221,253
3,277	Carpenter Technology Corp.	166,930
3,675	Celanese Corp.	370,661
8,517	DowDuPont, Inc.	598,745
1,907	Nutrien Ltd.* 1	93,920
		1,451,509
	Communications – 16.3%
537	Alphabet, Inc. - Class A*	592,805
183	Alphabet, Inc. - Class C*	202,166
553	Amazon.com, Inc.*	836,385
9,566	Ciena Corp.*	221,644
14,962	Cisco Systems, Inc.	669,998
12,446	eBay, Inc.*	533,436
5,032	Facebook, Inc. - Class A*	897,306
6,025	NICE Ltd. - ADR[1]	581,955
3,774	Proofpoint, Inc.*	404,460
8,673	Symantec Corp.	228,013
6,124	T-Mobile US, Inc.*	371,176
4,072	Time Warner, Inc.	378,533
3,972	Walt Disney Co.	409,751
		6,327,628
	Consumer, Cyclical – 9.5%
3,939	Best Buy Co., Inc.	285,341
563	Churchill Downs, Inc.	145,367
4,171	Fastenal Co.	228,237
5,892	General Motors Co.	231,850
4,823	Home Depot, Inc.	879,088
1,689	Marriott International, Inc. - Class A	238,504
3,807	Planet Fitness, Inc. - Class A*	140,783
3,079	Ralph Lauren Corp.	325,881
9,434	Starbucks Corp.	538,681
3,972	Target Corp.	299,529
795	Vail Resorts, Inc.	163,667
1,722	WABCO Holdings, Inc.*	237,584
		3,714,512
	Consumer, Non-cyclical – 19.8%
3,013	Amedisys, Inc.*	178,400
2,384	Amgen, Inc.	438,108
11,916	Baxter International, Inc.	807,786
1,490	Biogen, Inc.*	430,595
6,190	Colgate-Palmolive Co.	426,924
1,589	Danaher Corp.	155,372

Zacks All-Cap Core Fund

Schedule of Investments – Continued

As of February 28, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Consumer, Non-cyclical (Continued)
2,218	Edwards Lifesciences Corp.*	$296,480
2,483	Euronet Worldwide, Inc.*	210,732
4,568	Hershey Co.	448,852
4,767	Johnson & Johnson	619,138
1,225	Laboratory Corp. of America Holdings*	211,557
9,202	Merck & Co., Inc.	498,932
6,687	PepsiCo, Inc.	733,765
6,786	Pfizer, Inc.	246,400
8,408	Procter & Gamble Co.	660,196
5,200	Tyson Foods, Inc. - Class A	386,776
4,171	UnitedHealth Group, Inc.	943,313
		7,693,326
	Energy – 4.6%
6,256	Chevron Corp.	700,171
2,020	Diamondback Energy, Inc.*	251,773
12,940	Royal Dutch Shell PLC - Class B - ADR[1]	830,489
		1,782,433
	Financial – 17.0%
4,932	American Express Co.	480,919
26,745	Bank of America Corp.	858,514
1,393	BlackRock, Inc.	765,356
20,655	Citizens Financial Group, Inc.	898,286
2,880	Crown Castle International Corp. - REIT	316,973
1,523	Goldman Sachs Group, Inc.	400,442
8,937	Hartford Financial Services Group, Inc.	472,320
9,004	Hospitality Properties Trust - REIT	229,062
5,148	Intercontinental Exchange, Inc.	376,216
6,289	JPMorgan Chase & Co.	726,380
5,131	Marsh & McLennan Cos., Inc.	425,976
10,063	Senior Housing Properties Trust - REIT	152,354
4,270	SunTrust Banks, Inc.	298,217
1,391	Travelers Cos., Inc.	193,349
		6,594,364
	Industrial – 13.2%
5,429	A.O. Smith Corp.	348,487
3,112	Caterpillar, Inc.	481,209
2,053	Eagle Materials, Inc.	205,772
2,516	FedEx Corp.	619,968
6,256	Granite Construction, Inc.	363,474
4,006	Heartland Express, Inc.	78,197
4,767	Honeywell International, Inc.	720,341
4,436	National Instruments Corp.	224,284

Zacks All-Cap Core Fund

Schedule of Investments – Continued

As of February 28, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Industrial (Continued)
3,443	Raytheon Co.	$748,887
6,654	Republic Services, Inc.	447,016
1,258	Rockwell Automation, Inc.	227,446
1,334	Universal Display Corp.	173,153
2,417	Woodward, Inc.	171,196
4,469	Xylem, Inc.	333,298
		5,142,728
	Technology – 12.5%
3,145	Accenture PLC - Class A1	506,376
3,774	Apple, Inc.	672,225
13,340	Fortinet, Inc.*	673,270
13,571	Intel Corp.	668,915
2,119	Lam Research Corp.	406,551
2,814	Microchip Technology, Inc.	250,249
14,928	Micron Technology, Inc.*	728,636
7,415	Microsoft Corp.	695,305
4,168	NetApp, Inc.	252,372
		4,853,899
	Utilities – 3.1%
2,582	American Electric Power Co., Inc.	169,327
3,807	American States Water Co.	202,228
13,803	California Water Service Group	523,824
5,230	Hawaiian Electric Industries, Inc.	172,381
6,521	NiSource, Inc.	150,831
		1,218,591
	Total Common Stocks (Cost $28,415,443)	38,778,990

Principal Amount

	Short-Term Investments – 0.3%
$123,396	UMB Money Market Fiduciary, 0.01%[2]	123,396

	Total Short-Term Investments (Cost $123,396)	123,396

	Total Investments – 100.0% (Cost $28,538,839)	38,902,386
	Other Assets in Excess of Liabilities – 0.0%	9,191

	Total Net Assets – 100.0%	$38,911,577

ADR – American Depository Receipt

Zacks All-Cap Core Fund

Schedule of Investments – Continued

As of February 28, 2018 (Unaudited)

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedules of Investments

Zacks Market Neutral Fund

Schedule of Investments

As of February 28, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 80.9%
	Basic Materials – 4.0%
780	Air Products & Chemicals, Inc.	$125,416
1,826	Alcoa Corp.*	82,115
2,119	Ashland Global Holdings, Inc.[1]	150,067
7,530	Rayonier Advanced Materials, Inc.[1]	153,386
1,667	RPM International, Inc.	82,967
7,174	Tronox Ltd. - Class A1 2	131,141
		725,092
	Communications – 5.7%
4,917	Discovery Communications, Inc. - Class A* 1	119,581
8,014	Lands' End, Inc.*	144,252
8,263	NIC, Inc.	111,551
8,419	QuinStreet, Inc.*	110,542
1,898	Scholastic Corp.	69,106
4,505	Sinclair Broadcast Group, Inc. - Class A1	152,269
5,357	Telephone & Data Systems, Inc.[1]	150,210
1,618	Time Warner, Inc.[1]	150,409
25,006	Windstream Holdings, Inc.	39,510
		1,047,430
	Consumer, Cyclical – 11.1%
2,765	Allison Transmission Holdings, Inc.[1]	109,577
2,099	Brinker International, Inc.	72,269
12,124	Caesars Entertainment Corp.* 1	153,975
5,013	Conn's, Inc.* 1	163,925
5,350	Core-Mark Holding Co., Inc.	109,514
1,474	Deckers Outdoor Corp.* 1	139,411
1,091	Dillard's, Inc. - Class A	88,971
5,322	Express, Inc.*	38,425
2,375	Fastenal Co.[1]	129,960
6,595	Finish Line, Inc. - Class A	70,039
13,339	Ford Motor Co.[1]	141,527
630	Home Depot, Inc.[1]	114,830
937	Lowe's Cos., Inc.[1]	83,946
7,950	Manchester United PLC - Class A1 2	156,615
2,117	PulteGroup, Inc.[1]	59,424
6,937	Regis Corp.*	111,616
1,182	RH*	100,328
2,178	ScanSource, Inc.*	71,329
2,514	Tupperware Brands Corp.[1]	123,312
		2,038,993
	Consumer, Non-cyclical – 16.4%
15,418	Adaptimmune Therapeutics PLC - ADR* 2	117,639
761	AmerisourceBergen Corp.[1]	72,417

Zacks Market Neutral Fund

Schedule of Investments – Continued

As of February 28, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Consumer, Non-cyclical (Continued)
2,496	Avis Budget Group, Inc.*	$112,769
627	Celgene Corp.*	54,624
1,309	Centene Corp.*	132,759
2,983	Church & Dwight Co., Inc.[1]	146,734
900	CVS Health Corp.	60,957
16,868	Cytokinetics, Inc.* 1	130,727
9,798	Dean Foods Co.	84,949
793	Express Scripts Holding Co.*	59,832
2,819	H&R Block, Inc.	71,405
1,721	Halyard Health, Inc.*	84,983
2,427	ImmunoGen, Inc.* 1	26,964
7,286	K12, Inc.*	108,780
6,077	Kindred Healthcare, Inc.	55,908
4,235	Kroger Co.[1]	114,853
2,451	Live Nation Entertainment, Inc.* 1	109,805
2,180	LSC Communications, Inc.	31,741
1,200	ManpowerGroup, Inc.	142,152
5,592	Medicines Co.* 1	171,227
1,752	Molina Healthcare, Inc.*	126,669
21,597	OncoMed Pharmaceuticals, Inc.*	50,321
1,004	Performance Food Group Co.*	30,773
12,100	Rent-A-Center, Inc.[1]	90,992
9,883	Resources Connection, Inc.[1]	153,681
10,859	Seres Therapeutics, Inc.* 1	103,160
4,546	Service Corp. International[1]	170,157
2,801	Sysco Corp.[1]	167,080
583	WellCare Health Plans, Inc.* 1	113,049
4,307	XOMA Corp.* 1	115,600
		3,012,707
	Energy – 5.3%
1,394	Baker Hughes a GE Co.	36,802
5,400	Bristow Group, Inc.	79,704
1,350	ConocoPhillips	73,319
6,820	Crescent Point Energy Corp.[2]	49,240
666	Exxon Mobil Corp.	50,443
1,583	Green Plains, Inc.	28,969
1,157	HollyFrontier Corp.	49,554
4,529	Marathon Oil Corp.	65,761
10,944	NOW, Inc.* 1	103,859
1,613	Penn Virginia Corp.*	60,165
15,160	QEP Resources, Inc.* 1	130,679
1,671	SEACOR Holdings, Inc.*	69,363
9,075	SunCoke Energy, Inc.*	96,921

Zacks Market Neutral Fund

Schedule of Investments – Continued

As of February 28, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Energy (Continued)
8,442	Superior Energy Services, Inc.*	$72,179
		966,958
	Financial – 12.0%
1,245	American Express Co.	121,400
456	Ameriprise Financial, Inc.	71,337
1,858	Citigroup, Inc.[1]	140,260
1,804	Cohen & Steers, Inc.	72,160
1,458	Consolidated-Tomoka Land Co.	90,294
6,696	CoreCivic, Inc. - REIT[1]	139,210
2,616	First American Financial Corp.[1]	151,806
617	FirstService Corp.[2]	42,937
1,581	HFF, Inc. - Class A	72,188
6,602	Hilltop Holdings, Inc.[1]	160,495
7,427	Host Hotels & Resorts, Inc. - REIT[1]	137,845
992	JPMorgan Chase & Co.[1]	114,576
10,775	Ladder Capital Corp. - REIT[1]	159,147
8,493	Lexington Realty Trust - REIT	67,604
2,325	Marcus & Millichap, Inc.*	72,773
21,252	New Senior Investment Group, Inc. - REIT	171,716
4,688	Realogy Holdings Corp.[1]	119,778
1,750	State Street Corp.[1]	185,763
263	Virtus Investment Partners, Inc.	32,362
3,464	Waddell & Reed Financial, Inc. - Class A	69,280
		2,192,931
	Industrial – 16.2%
2,601	American Outdoor Brands Corp.*	23,409
10,231	Ampco-Pittsburgh Corp.	104,356
609	Amphenol Corp. - Class A	55,656
1,775	Applied Industrial Technologies, Inc.[1]	124,960
4,079	ArcBest Corp.[1]	135,015
4,211	Arconic, Inc.[1]	102,706
5,989	Briggs & Stratton Corp.	134,633
1,646	C.H. Robinson Worldwide, Inc.[1]	153,670
5,542	Covanta Holding Corp.	82,853
381	Crane Co.	35,170
2,095	Cree, Inc.*	79,254
405	Curtiss-Wright Corp.	54,667
2,538	Donaldson Co., Inc.[1]	120,453
6,486	Electro Scientific Industries, Inc.* 1	116,294
1,119	EnerSys	77,983
588	FedEx Corp.	144,889
8,287	Flex Ltd.* 2	149,995

Zacks Market Neutral Fund

Schedule of Investments – Continued

As of February 28, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Industrial (Continued)
9,901	FreightCar America, Inc.[1]	$146,436
524	IDEX Corp.	71,683
4,720	Jabil, Inc.[1]	127,865
2,080	Jacobs Engineering Group, Inc.	127,005
1,141	Landstar System, Inc.[1]	124,141
4,616	MYR Group, Inc.* 1	149,328
3,428	Silgan Holdings, Inc.	97,527
1,251	SYNNEX Corp.[1]	154,686
3,225	Terex Corp.[1]	133,902
625	Tutor Perini Corp.*	15,094
1,977	USA Truck, Inc.*	50,532
9,115	YRC Worldwide, Inc.*	79,483
		2,973,645
	Technology – 6.4%
558	Adobe Systems, Inc.* 1	116,695
794	ANSYS, Inc.* 1	126,992
529	athenahealth, Inc.*	73,922
4,375	Bottomline Technologies de, Inc.* 1	166,163
4,275	Convergys Corp.	99,223
7,744	InnerWorkings, Inc.*	71,477
530	Maxim Integrated Products, Inc.[1]	32,298
1,152	MicroStrategy, Inc. - Class A* 1	147,433
3,936	Synaptics, Inc.* 1	182,906
3,435	Teradyne, Inc.[1]	155,949
		1,173,058
	Utilities – 3.8%
9,859	AES Corp.[1]	107,167
6,790	Atlantica Yield PLC1 2	133,288
9,636	Calpine Corp.* 1	146,660
3,291	CMS Energy Corp.[1]	139,703
682	FirstEnergy Corp.	22,049
2,156	Hawaiian Electric Industries, Inc.	71,062
2,639	MDU Resources Group, Inc.	69,379
		689,308
	Total Common Stocks (Cost $14,722,532)	14,820,122

	Short-Term Investments – 13.3%
53,724	Goldman Sachs Financial Square Federal Instruments Fund - Admin Class, 1.02%[3]	53,724

Zacks Market Neutral Fund

Schedule of Investments – Continued

As of February 28, 2018 (Unaudited)

Principal Amount		Value

	Short-Term Investments (Continued)
$2,383,079	UMB Money Market Fiduciary, 0.01%[3]	$2,383,079

	Total Short-Term Investments (Cost $2,436,803)	2,436,803

	Total Investments – 94.2% (Cost $17,159,335)	17,256,925
	Other Assets in Excess of Liabilities – 5.8%	1,063,218

	Total Net Assets – 100.0%	$18,320,143

Number of Shares

	Securities Sold Short – 81.9%
	Common Stocks – 81.9%
	Basic Materials – 4.1%
(2,083)	CF Industries Holdings, Inc.	(85,903)
(16,356)	Cleveland-Cliffs, Inc.*	(114,983)
(2,010)	Ingevity Corp.*	(150,569)
(13,947)	Osisko Gold Royalties Ltd.[2]	(135,286)
(14,294)	Platform Specialty Products Corp.*	(149,229)
(283)	Southern Copper Corp.	(14,922)
(853)	Westlake Chemical Corp.	(92,346)
		(743,238)
	Communications – 8.5%
(10,298)	8x8, Inc.*	(187,939)
(1,833)	Cars.com, Inc.*	(50,206)
—	CenturyLink, Inc.	(4)
(452)	Charter Communications, Inc. - Class A*	(154,552)
(9,965)	Chegg, Inc.*	(198,403)
(3,886)	eBay, Inc.*	(166,554)
(2,913)	GDS Holdings Ltd. - ADR* 2	(76,321)
(4,682)	Gray Television, Inc.*	(64,612)
(1,186)	IAC/InterActiveCorp*	(176,607)
(4,907)	Liberty Media Corp.-Liberty Formula One - Class A*	(154,914)
(301)	MercadoLibre, Inc.	(116,779)
(2,284)	Shenandoah Telecommunications Co.	(74,915)
(11,770)	Vonage Holdings Corp.*	(119,465)
(112)	Walt Disney Co.	(11,554)
		(1,552,825)
	Consumer, Cyclical – 8.5%
(3,783)	At Home Group, Inc.*	(111,939)
(2,470)	Fiesta Restaurant Group, Inc.*	(41,990)
(2,021)	Genesco, Inc.*	(79,425)
(663)	Madison Square Garden Co.*	(161,905)

Zacks Market Neutral Fund

Schedule of Investments – Continued

As of February 28, 2018 (Unaudited)

Number of Shares		Value

	Securities Sold Short (Continued)
	Common Stocks (Continued)
	Consumer, Cyclical (Continued)
(6,674)	Mattel, Inc.	$(106,117)
(4,758)	MGM Resorts International	(162,866)
(4,680)	Motorcar Parts of America, Inc.*	(95,378)
(1,766)	PriceSmart, Inc.	(139,073)
(4,546)	SeaWorld Entertainment, Inc.*	(66,508)
(3,153)	Shake Shack, Inc.*	(122,935)
(406)	Tesla, Inc.*	(139,282)
(2,267)	Triton International Ltd.[2]	(64,655)
(565)	Vail Resorts, Inc.	(116,317)
(1,514)	Wingstop, Inc.	(68,599)
(2,021)	Winnebago Industries, Inc.	(88,015)
		(1,565,004)
	Consumer, Non-cyclical – 18.0%
(3,219)	Adtalem Global Education, Inc.*	(148,235)
(1,568)	Alarm.com Holdings, Inc.*	(56,660)
(560)	BeiGene Ltd. - ADR* 2	(80,343)
(1,800)	Blue Buffalo Pet Products, Inc.*	(72,108)
(9,608)	Bridgepoint Education, Inc.*	(64,085)
(11,050)	Cadiz, Inc.*	(153,042)
(4,282)	Cardtronics PLC - Class A* 2	(95,831)
(1,941)	Clovis Oncology, Inc.*	(112,714)
(3,859)	Craft Brew Alliance, Inc.*	(68,883)
(2,756)	Envision Healthcare Corp.*	(106,106)
(4,184)	Farmer Brothers Co.*	(130,541)
(3,298)	IHS Markit Ltd.* 2	(155,171)
(8,165)	Immunomedics, Inc.*	(138,070)
(1,637)	Kraft Heinz Co.	(109,761)
(746)	LivaNova PLC* 2	(66,946)
(1,848)	Macquarie Infrastructure Corp.	(74,844)
(1,524)	MGP Ingredients, Inc.	(127,894)
(1,892)	Monster Beverage Corp.*	(119,896)
(2,758)	Mylan N.V.* 2	(111,203)
(18,397)	Natural Grocers by Vitamin Cottage, Inc.*	(127,859)
(2,098)	Nektar Therapeutics*	(181,603)
(2,949)	Portola Pharmaceuticals, Inc.*	(124,802)
(3,881)	Prothena Corp. PLC* 2	(130,751)
(1,274)	Sarepta Therapeutics, Inc.*	(79,969)
(1,405)	Snyder's-Lance, Inc.	(70,081)
(7,875)	Team, Inc.*	(128,756)
(1,299)	Universal Health Services, Inc. - Class B	(148,346)
(1,788)	Verisk Analytics, Inc.*	(182,716)

Zacks Market Neutral Fund

Schedule of Investments – Continued

As of February 28, 2018 (Unaudited)

Number of Shares		Value

	Securities Sold Short (Continued)
	Common Stocks (Continued)
	Consumer, Non-cyclical (Continued)
(858)	WEX, Inc.*	$(128,314)
		(3,295,530)
	Energy – 7.1%
(3,014)	Antero Midstream Partners LP	(78,695)
(6,789)	Basic Energy Services, Inc.*	(109,846)
(3,154)	Bonanza Creek Energy, Inc.*	(88,407)
(5,955)	Cheniere Energy Partners LP Holdings LLC	(160,130)
(2,269)	Cheniere Energy, Inc.*	(119,168)
(1,296)	Diamondback Energy, Inc.*	(161,533)
(7,946)	Gulfport Energy Corp.*	(77,076)
(6,969)	NCS Multistage Holdings, Inc.*	(101,887)
(2,851)	ONEOK, Inc.	(160,597)
(2,274)	Pattern Energy Group, Inc. - Class A	(42,228)
(3,828)	Resolute Energy Corp.*	(124,410)
(8,139)	SRC Energy, Inc.*	(72,193)
		(1,296,170)
	Financial – 14.0%
(4,736)	Acadia Realty Trust - REIT	(114,043)
(2,974)	Agree Realty Corp. - REIT	(140,075)
(3,696)	Air Lease Corp.	(161,404)
—	Associated Banc-Corp	(11)
(6,747)	Bancorp, Inc.*	(71,316)
(13,566)	Colony NorthStar, Inc. - Class A - REIT	(105,543)
(10,393)	Five Point Holdings LLC - Class A*	(140,409)
(7,640)	FNB Corp.	(107,113)
(2,733)	Four Corners Property Trust, Inc. - REIT	(60,017)
(5,198)	Gramercy Property Trust - REIT	(112,537)
(3,924)	Greenhill & Co., Inc.	(79,853)
(2,049)	Interactive Brokers Group, Inc. - Class A	(142,201)
(3,546)	Investment Technology Group, Inc.	(70,282)
(1,699)	Life Storage, Inc. - REIT	(133,473)
(4,335)	Mack-Cali Realty Corp. - REIT	(73,218)
(20,002)	New York REIT, Inc. - REIT	(43,404)
(814)	Pacific Premier Bancorp, Inc.*	(34,229)
(8,047)	People's United Financial, Inc.	(154,020)
(2,410)	Pinnacle Financial Partners, Inc.	(155,565)
(6,866)	Pzena Investment Management, Inc. - Class A	(74,702)
(4,476)	Rayonier, Inc. - REIT	(152,139)
(1,812)	Seritage Growth Properties - REIT	(68,494)
(3,775)	ServisFirst Bancshares, Inc.	(151,604)
(970)	Simon Property Group, Inc. - REIT	(148,905)

Zacks Market Neutral Fund

Schedule of Investments – Continued

As of February 28, 2018 (Unaudited)

Number of Shares		Value

	Securities Sold Short (Continued)
	Common Stocks (Continued)
	Financial (Continued)
(1,043)	Validus Holdings Ltd.[2]	$(70,549)
		(2,565,106)
	Industrial – 12.2%
(1,564)	Air Transport Services Group, Inc.*	(41,399)
(5,873)	Axon Enterprise, Inc.*	(204,557)
(5,612)	Builders FirstSource, Inc.*	(107,638)
(5,360)	DMC Global, Inc.	(113,632)
(1,091)	Genesee & Wyoming, Inc. - Class A*	(75,857)
(17,016)	Golden Ocean Group Ltd.* 2	(153,995)
(2,130)	II-VI, Inc.*	(82,005)
(619)	John Bean Technologies Corp.	(68,554)
(3,875)	Johnson Controls International PLC[2]	(142,871)
(1,045)	Kirby Corp.*	(78,375)
(3,098)	Knight-Swift Transportation Holdings, Inc.	(149,200)
(550)	Martin Marietta Materials, Inc.	(112,161)
(2,235)	Masonite International Corp.* 2	(136,447)
(2,528)	Northwest Pipe Co.*	(44,316)
(557)	Old Dominion Freight Line, Inc.	(77,378)
(1,077)	Orbital ATK, Inc.	(142,229)
(877)	RBC Bearings, Inc.*	(105,678)
(737)	Stericycle, Inc.*	(46,188)
(6,542)	Stoneridge, Inc.*	(142,354)
(4,543)	Twin Disc, Inc.*	(108,669)
(810)	Universal Display Corp.	(105,138)
		(2,238,641)
	Technology – 6.1%
(2,070)	Ambarella, Inc.* 2	(99,525)
(2,914)	Axcelis Technologies, Inc.*	(71,247)
(1,793)	Cavium, Inc.*	(159,649)
(1,044)	Dell Technologies, Inc. Class V - Class V*	(77,559)
(1,840)	Ebix, Inc.	(154,468)
(11,139)	Hewlett Packard Enterprise Co.	(207,074)
(3,241)	Intel Corp.	(159,749)
(957)	Lumentum Holdings, Inc.*	(58,377)
(4,178)	pdvWireless, Inc.*	(134,532)
		(1,122,180)
	Utilities – 3.4%
(1,696)	Atmos Energy Corp.	(136,511)
(2,551)	Connecticut Water Service, Inc.	(131,708)
(690)	Dominion Energy, Inc.	(51,108)
(2,317)	Great Plains Energy, Inc.	(67,541)

Zacks Market Neutral Fund

Schedule of Investments – Continued

As of February 28, 2018 (Unaudited)

Number of Shares		Value

	Securities Sold Short (Continued)
	Common Stocks (Continued)
	Utilities (Continued)
(7,040)	NRG Yield, Inc. - Class C	$(110,176)
(3,058)	SCANA Corp.	(121,311)
		(618,355)
	Total Common Stocks (Proceeds $14,681,005)	(14,997,049)

	Total Securities Sold Short (Proceeds $14,681,005)	$(14,997,049)

ADR – American Depository Receipt

LP – Limited Partnership

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short.
[2]	Foreign security denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedules of Investments

Zacks Small-Cap Core Fund

Schedule of Investments

As of February 28, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 98.1%
	Basic Materials – 3.7%
8,620	CSW Industrials, Inc.*	$395,227
30,051	Ingevity Corp.*	2,251,120
19,630	Innospec, Inc.	1,274,969
47,470	Schweitzer-Mauduit International, Inc.	1,861,299
		5,782,615
	Communications – 2.0%
431,060	Limelight Networks, Inc.*	1,741,482
79,935	TechTarget, Inc.*	1,381,277
		3,122,759
	Consumer, Cyclical – 4.7%
32,185	Commercial Vehicle Group, Inc.*	325,069
74,394	Golden Entertainment, Inc.*	2,074,849
2,959	H&E Equipment Services, Inc.	111,525
22,805	International Speedway Corp. - Class A	1,026,225
8,026	Speedway Motorsports, Inc.	157,550
129,089	Taylor Morrison Home Corp. - Class A*	2,896,757
25,843	Triton International Ltd./Bermuda[1]	737,042
		7,329,017
	Consumer, Non-cyclical – 18.5%
36,674	Assembly Biosciences, Inc.*	2,080,883
7,104	Bright Horizons Family Solutions, Inc.*	678,929
25,767	Brink's Co.	1,893,875
71,927	CAI International, Inc.*	1,452,925
10,926	FibroGen, Inc.*	602,023
27,092	Grand Canyon Education, Inc.*	2,659,080
63,871	Heidrick & Struggles International, Inc.	1,686,194
25,131	Insperity, Inc.	1,641,054
26,993	Inter Parfums, Inc.	1,144,503
104,528	K12, Inc.*	1,560,603
30,293	Magellan Health, Inc.*	3,056,564
41,504	McGrath RentCorp	2,100,933
35,708	PRA Health Sciences, Inc.*	2,999,472
25,011	Reis, Inc.	481,462
83,970	SP Plus Corp.*	3,022,920
178,284	Strongbridge Biopharma PLC* 1	1,301,473
21,174	Vectrus, Inc.*	577,838
		28,940,731
	Energy – 2.3%
55,735	Mammoth Energy Services, Inc.*	1,459,142
52,275	SunCoke Energy, Inc.*	558,297

Zacks Small-Cap Core Fund

Schedule of Investments – Continued

As of February 28, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Energy (Continued)
78,822	TPI Composites, Inc.*	$1,562,252
		3,579,691
	Financial – 30.3%
81,193	Ares Commercial Real Estate Corp. - REIT	1,000,298
46,080	BancFirst Corp.	2,453,760
27,518	Cadence BanCorp	754,544
236,830	CatchMark Timber Trust, Inc. - Class A - REIT	3,097,736
128,308	Charter Financial Corp.	2,546,914
37,139	Eagle Bancorp, Inc.*	2,267,336
44,140	EMC Insurance Group, Inc.	1,152,054
67,738	Essent Group Ltd.* 1	3,054,306
25,343	First Financial Corp.	1,087,215
52,098	First Interstate BancSystem, Inc. - Class A	2,057,871
61,349	First of Long Island Corp.	1,671,760
28,155	Flagstar Bancorp, Inc.*	992,745
22,507	Heartland Financial USA, Inc.	1,200,748
106,918	Heritage Commerce Corp.	1,687,166
55,990	Hilltop Holdings, Inc.	1,361,117
47,000	Home Bancorp, Inc.	1,950,500
212,413	Ladder Capital Corp. - REIT	3,137,340
28,302	Marlin Business Services Corp.	730,192
220,350	MGIC Investment Corp.*	3,038,626
28,468	One Liberty Properties, Inc. - REIT	619,464
63,899	Peoples Bancorp, Inc.	2,203,877
112,919	Pzena Investment Management, Inc. - Class A	1,228,559
65,416	Radian Group, Inc.	1,342,336
13,539	Republic Bancorp, Inc. - Class A	504,328
53,565	Selective Insurance Group, Inc.	3,045,170
101,000	United Community Banks, Inc.	3,121,910
19,353	United Community Financial Corp.	178,822
		47,486,694
	Industrial – 25.3%
3,287	Advanced Energy Industries, Inc.*	217,994
10,314	Alamo Group, Inc.	1,146,401
18,986	Allied Motion Technologies, Inc.	595,211
18,382	American Woodmark Corp.*	2,360,249
16,133	Applied Industrial Technologies, Inc.	1,135,763
40,284	ArcBest Corp.	1,333,400
171,603	AVX Corp.	2,968,732
40,271	Barnes Group, Inc.	2,428,744
5,807	Brady Corp. - Class A	217,182
13,056	Builders FirstSource, Inc.*	250,414

Zacks Small-Cap Core Fund

Schedule of Investments – Continued

As of February 28, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Industrial (Continued)
52,592	Columbus McKinnon Corp.	$1,867,016
22,848	Continental Building Products, Inc.*	621,466
24,690	Covenant Transportation Group, Inc. - Class A*	637,496
61,459	CTS Corp.	1,579,496
25,801	Federal Signal Corp.	551,883
67,140	Gorman-Rupp Co.	1,791,295
92,355	Harsco Corp.*	1,870,189
27,901	Kadant, Inc.	2,661,755
35,685	Lawson Products, Inc.*	836,813
26,119	Methode Electronics, Inc.	1,030,395
35,750	Moog, Inc. - Class A*	2,996,922
33,977	MSA Safety, Inc.	2,739,566
95,362	Myers Industries, Inc.	1,807,110
3,858	Olympic Steel, Inc.	86,921
49,639	Stoneridge, Inc.*	1,080,145
18,422	Tetra Tech, Inc.	901,757
17,457	TopBuild Corp.*	1,215,705
82,175	Universal Logistics Holdings, Inc.	1,816,068
32,240	Vishay Precision Group, Inc.*	965,588
		39,711,676
	Technology – 7.6%
30,634	Cabot Microelectronics Corp.	3,121,604
15,667	CACI International, Inc. - Class A*	2,335,166
15,791	EPAM Systems, Inc.*	1,786,278
37,967	Insight Enterprises, Inc.*	1,326,187
103,660	Ribbon Communications, Inc.*	671,717
39,116	Rudolph Technologies, Inc.*	1,038,530
44,014	Verint Systems, Inc.*	1,712,145
		11,991,627
	Utilities – 3.7%
145,723	Ameresco, Inc. - Class A*	1,187,642
27,728	Middlesex Water Co.	982,680
27,026	Ormat Technologies, Inc.	1,691,287
37,142	SJW Group	1,966,298
		5,827,907
	Total Common Stocks (Cost $147,304,130)	153,772,717

Zacks Small-Cap Core Fund

Schedule of Investments – Continued

As of February 28, 2018 (Unaudited)

Principal Amount		Value

	Short-Term Investments – 0.0%
$65,051	UMB Money Market Fiduciary, 0.01%[2]	$65,051

	Total Short-Term Investments (Cost $65,051)	65,051

	Total Investments – 98.1% (Cost $147,369,181)	153,837,768
	Other Assets in Excess of Liabilities – 1.9%	3,019,540

	Total Net Assets – 100.0%	$156,857,308

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedules of Investments

Zacks Dividend Fund

Schedule of Investments

As of February 28, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 98.3%
	Basic Materials – 3.9%
4,345	Air Products & Chemicals, Inc.	$698,633
6,978	International Paper Co.	415,819
5,793	LyondellBasell Industries N.V. - Class A1	626,918
		1,741,370
	Communications – 8.4%
27,121	AT&T, Inc.	984,493
32,782	Cisco Systems, Inc.	1,467,978
12,639	Thomson Reuters Corp.[1]	497,850
18,169	Verizon Communications, Inc.	867,388
		3,817,709
	Consumer, Cyclical – 8.1%
12,244	Delta Air Lines, Inc.	659,952
54,505	Ford Motor Co.	578,298
6,978	Home Depot, Inc.	1,271,880
13,034	Walmart, Inc.	1,173,190
		3,683,320
	Consumer, Non-cyclical – 24.3%
10,401	AbbVie, Inc.	1,204,748
10,533	Altria Group, Inc.	663,052
2,897	Amgen, Inc.	532,382
8,690	Bristol-Myers Squibb Co.	575,278
15,535	Coca-Cola Co.	671,423
4,082	Eli Lilly & Co.	314,396
8,953	Gilead Sciences, Inc.	704,870
9,479	Johnson & Johnson	1,231,132
8,295	KAR Auction Services, Inc.	448,594
19,617	Merck & Co., Inc.	1,063,634
12,925	Mondelez International, Inc. - Class A	567,407
32,782	Pfizer, Inc.	1,190,314
8,558	Philip Morris International, Inc.	886,181
11,849	Procter & Gamble Co.	930,383
		10,983,794
	Energy – 9.0%
6,451	Chevron Corp.	721,996
12,376	Exxon Mobil Corp.	937,358
9,348	Marathon Petroleum Corp.	598,833
6,451	Occidental Petroleum Corp.	423,186
6,057	Phillips 66	547,371
7,110	Schlumberger Ltd.[1]	466,700
13,561	Williams Cos., Inc.	376,453
		4,071,897

Zacks Dividend Fund

Schedule of Investments – Continued

As of February 28, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Financial – 29.3%
8,163	Aflac, Inc.	$725,527
6,320	Ameriprise Financial, Inc.	988,701
9,743	Arthur J. Gallagher & Co.	673,339
1,712	BlackRock, Inc.	940,624
8,031	Crown Castle International Corp. - REIT	883,892
9,085	HCP, Inc. - REIT	196,599
13,692	Invesco Ltd.[1]	445,538
13,561	JPMorgan Chase & Co.	1,566,295
11,718	Liberty Property Trust - REIT	460,049
10,006	Marsh & McLennan Cos., Inc.	830,698
17,642	MetLife, Inc.	814,884
3,950	PNC Financial Services Group, Inc.	622,757
15,404	Prologis, Inc. - REIT	934,715
7,900	Prudential Financial, Inc.	839,928
20,802	U.S. Bancorp	1,130,797
20,933	Wells Fargo & Co.	1,222,696
		13,277,039
	Industrial – 4.0%
10,664	Eaton Corp. PLC[1]	860,585
5,662	Emerson Electric Co.	402,342
1,580	Lockheed Martin Corp.	556,855
		1,819,782
	Technology – 8.7%
38,443	HP, Inc.	899,182
19,485	Intel Corp.	960,416
2,239	International Business Machines Corp.	348,903
12,376	Microsoft Corp.	1,160,497
9,085	QUALCOMM, Inc.	590,525
		3,959,523
	Utilities – 2.6%
8,163	American Electric Power Co., Inc.	535,330
17,774	Exelon Corp.	658,349
		1,193,679
	Total Common Stocks (Cost $38,474,795)	44,548,113

Zacks Dividend Fund

Schedule of Investments – Continued

As of February 28, 2018 (Unaudited)

Principal Amount		Value

	Short-Term Investments – 1.3%
$604,572	UMB Money Market Fiduciary, 0.01%[2]	$604,572

	Total Short-Term Investments (Cost $604,572)	604,572

	Total Investments – 99.6% (Cost $39,079,367)	45,152,685
	Other Assets in Excess of Liabilities – 0.4%	159,547

	Total Net Assets – 100.0%	$45,312,232

PLC – Public Limited Company

REIT – Real Estate Investment Trust

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedules of Investments

Zacks Funds

NOTES TO SCHEDULES OF INVESTMENTS

February 28, 2018 (Unaudited)

Note 1 – Organization

Zacks All-Cap Core Fund (the “All-Cap Core Fund”), Zacks Market Neutral Fund (the “Market Neutral Fund”), Zacks Small-Cap Core Fund (the “Small-Cap Core Fund”) and Zacks Dividend Fund (the “Dividend Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Manager Series Trust (formerly, Claymore Trust), a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Zacks All-Cap Core Fund’s primary investment objective is to provide capital appreciation and, to a lesser extent, income through dividends. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on December 5, 2005, with two classes of shares, Class A and Class C. The Fund re-designated Class A shares to Investor Class shares effective October 31, 2016.

Zacks Market Neutral Fund’s primary investment objective is to generate positive returns in both rising and falling equity markets. The Fund will simultaneously invest in long and short equity positions to minimize portfolio exposure to general equity market risk. The Fund commenced investment operations on July 24, 2008, with two classes of shares, Class A and Class C. The Fund re-designated Class A shares to Investor Class shares and Class C shares to Institutional Class shares effective October 31, 2016.

Zacks Small-Cap Core Fund’s primary investment objective is to provide capital appreciation. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on June 30, 2011. The Fund currently offers two classes of shares: Investor Class and Institutional Class. The outstanding shares of the Fund were renamed Investor Class on December 20, 2013. Class C commenced investment operations on December 31, 2013. Class I commenced investment operations on February 28, 2014. The Fund converted Class C shares into Investor Class shares and re-designated Class I shares to Institutional Class shares effective October 31, 2016.

Zacks Dividend Fund’s primary investment objective is to provide capital appreciation and dividend income. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on January 31, 2014, with one class of shares, Investor Class. Institutional Class shares commenced operations on January 31, 2017.

With regards to the Zacks All-Cap Core Fund, Zacks Market Neutral Fund, Zacks Small-Cap Core Fund and Zacks Dividend Fund, the shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard codification Topic 946 “Financial Services—Investment Companies”.

Zacks Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

February 28, 2018 (Unaudited)

Note 2 – Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Short Sales

The Zacks Market Neutral Fund may engage in short sales. Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

Zacks Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

February 28, 2018 (Unaudited)

Note 3 – Federal Income Taxes

At February 28, 2018, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund	Dividend Fund

Cost of investments	$28,590,691	$2,496,557	$147,746,208	$39,082,615

Gross unrealized appreciation	$10,716,919	$2,448,353	$12,389,004	$7,296,681
Gross unrealized depreciation	(405,224)	(2,685,034)	(6,297,444)	(1,226,611)

Net unrealized appreciation (depreciation) on investments	$10,311,695	$(236,681)	$6,091,560	$6,070,070

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

·	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

·	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

·	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Zacks Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

February 28, 2018 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2018, in valuing the Funds' assets carried at fair value:

All-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$38,778,990	$-	$-	$38,778,990
Short-Term Investments	123,396	-	-	123,396
Total Investments	$38,902,386	$-	$-	$38,902,386

Market Neutral Fund	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks[1]	$14,820,122	$-	$-	$14,820,122
Short-Term Investments	2,436,803	-	-	2,436,803
Total Assets	$17,256,925	$-	$-	$17,256,925

Liabilities
Securities Sold Short
Common Stocks[1]	$(14,997,049)	$-	$-	$(14,997,049)
Total Liabilities	$(14,997,049)	$-	$-	$(14,997,049)

Small-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$153,772,717	$-	$-	$153,772,717
Short-Term Investments	65,051	-	-	65,051
Total Investments	$153,837,768	$-	$-	$153,837,768

Dividend Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$44,548,113	$-	$-	$44,548,113
Short-Term Investments	604,572	-	-	604,572
Total Investments	$45,152,685	$-	$-	$45,152,685

Zacks Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

February 28, 2018 (Unaudited)

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	04/30/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	04/30/18

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	04/30/18

*	Print the name and title of each signing officer under his or her signature.